CONVERTIBLE NON-REDEEMABLE PREFERENCE SHARES (Tables)	12 Months Ended
Dec. 31, 2012
CONVERTIBLE NON-REDEEMABLE PREFERENCE SHARES
Schedule of convertible non-redeemable preference shares
Date	Series	Price/Share	Gross proceeds
December 1999	B	$3.17	$27,086,226
	C	$1.82	$2,250,000
March 2000	C-1	$4.89	$1,000,000
	D	$5.77	$10,000,000